Capital Stock (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Bank's Subscribed and Paid-in Capital
The Bank’s subscribed and
paid-in
capital as of December 31, 2019, amounted to 639,413. Since January 1, 2018, the Bank’s capital stock has changed as follows:

SHARES			CAPITAL STOCK
Class	Number of shares	Votes per share	Issued and outstanding	In treasury	Paid-in
Registered Class A shares of common stock	11,235,670	5	11,236		11,236
Registered Class B shares of common stock	658,427,351	1	658,427		658,427

Total as of January1, 2018	669,663,021		669,663		669,663

Own shares acquired (1)		1	(28,948)	28,948

Total 2018	669,663,021		640,715	28,948	669,663

SHARES			CAPITAL STOCK
Class	Number of shares	Votes per share	Issued and outstanding	In treasury	Paid-in
Own shares acquired (1)			(1,317)	1,317
Capital stock decrease (2)	(30,265,275)			(30,265)	(30,265)
Capital stock increase (3)	15,662		15		15

Total 2019	639,413,408		639,413		639,413

As of December 31, 2019:
Registered Class A shares of common stock	11,235,670	5	11,236		11,236
Registered Class B shares of common stock	628,177,738	1	628,177		628,177

Total 2019	639,413,408		639,413		639,413

(1)
Related to the repurchase of the Bank’s own shares under the programs established by the Bank’s Board of Directors on August 8, 2018, October 17, 2018 and December 20, 2018 with the purpose of reducing share price fluctuations, minimizing possible temporary imbalances between market supply and demand.

The Program dated on August 8, 2018, established, that the maximum amount of the investment amounted to 5,000,000 and the maximum numbers of shares to be acquired were equivalent to 5% of the capital stock. At the end of this program the Bank had acquired 21,463,005 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote for an amount of 5,578,851 (nominal amount: 3,113,925).
The Program dated on October 17, 2018, established the start over of the repurchase of the Bank’s own shares, with the pending use of funds of the abovementioned Program, already expired. At the end of this program, the Bank had acquired 6,774,019 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote for an amount of 1,620,728 (nominal amount: 995,786).
The Program dated on December 20, 2018, established that the maximum amount of the investment amounted to 900,000 and the maximum numbers of shares to be acquired were equivalent to 1% of the capital stock. At the end of this program the Bank had acquired 2,028,251 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote for an amount of 458,949 (nominal amount: 298,196) of which, as of December 31, 2018 were settled 711,386 common shares for an amount of 151,298 (nominal amount: 98,353), and in January 2019 were settled 1,316,865 common shares for an amount of 307,651 (nominal amount: 199,843).

(2)
Related to capital stock decrease approved by the Shareholders’ Meeting of Banco Macro SA held on April 30, 2019 for an amount of 30,265, equivalent to 30,265,275 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote, equivalent to all the own shares acquired as mentioned in section (1). On August 14, 2019 the Bank was notified that the capital stock decrease was registered at the Public Registry of Commerce.

(3)
Related to the capital stock increase through the issuance of 15,662 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote, approved by Shareholders’ Meeting mentioned in (2), due to the merger effects between Banco Macro SA and former Banco del Tucumán SA (see additionally note 2.4). On October 29, 2019 the Bank was notified that the capital stock increase was registered at the Public Registry of Commerce.